Acquisitions	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Acquisitions

2.    Acquisitions

Dealer Generated Customer Accounts and Bulk Account Purchases

During the quarters ended December 28, 2012 and December 30, 2011, the Company paid $125 million and $164 million, respectively, for customer contracts for electronic security services. Customer contracts generated under the ADT dealer program during the quarters ended December 28, 2012 and December 30, 2011, totaled approximately 100,000 and 136,000, respectively.

Acquisitions

During the quarter ended December 28, 2012, the Company completed the acquisition of Absolute Security, which had been an ADT authorized dealer, with $16 million of cash paid in the period. This acquisition was not material to the Company’s financial statements. There were no acquisitions made by the Company during the quarter ended December 30, 2011.

2.	Acquisitions

Dealer Generated Customer Accounts and Bulk Account Purchases

During fiscal years 2012, 2011 and 2010, the Company paid $648 million, $581 million and $532 million, respectively, for customer contracts for electronic security services. Customer contracts generated under the ADT dealer program during 2012, 2011 and 2010 totaled approximately 527,000, 491,000 and 459,000, respectively.

Acquisitions

During the year ended September 24, 2010, cash paid for acquisitions totaled $449 million, net of cash acquired of $136 million, which related to the acquisition of Brink’s Home Security Holdings, Inc. (“BHS” or “Broadview Security”), which is further described below. During the years ended September 28, 2012 and September 30, 2011, there were no acquisitions made by the Company.

Acquisition of Broadview Security

On May 14, 2010, the Company acquired all of the outstanding equity of Broadview Security, a publicly traded company that was formerly owned by The Brink’s Company, in a cash-and-stock transaction valued at approximately $2.0 billion. Prior to its acquisition, Broadview Security’s core business was to provide security alarm monitoring services for residential and small business properties in North America. Under the terms of the transaction, each outstanding share of BHS common stock was converted into the right to receive: (1) $13.15 in cash and 0.7562 Tyco common shares, for those shareholders who made an all-cash election, (2) 1.0951 Tyco common shares, for those shareholders who made an all stock election or (3) $12.75 in cash and 0.7666 Tyco common shares, for those shareholders who made a mixed cash/stock election or who failed to make an election.

Fair Value Calculation of Consideration Transferred—The calculation of the consideration transferred to acquire BHS is as follows. Certain amounts below cannot be recalculated as the exact BHS common share amounts have not been presented. ($ and common share data in millions, except per share data):

Cash Consideration

All cash consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all cash	37
Cash consideration per common share outstanding	$13.15

Total cash paid to BHS shareholders making all cash election	$490

Mixed cash/stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing mixed consideration or not making an election	7
Cash consideration per common share outstanding	$12.75

Total cash paid to BHS shareholders making a mixed election or not making an election	$95

Total cash consideration	$585

Stock consideration

All cash consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all cash	37
Exchange ratio	0.7562

Tyco shares issued to BHS shareholders making an all cash election	28

All stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all stock	1
Exchange ratio	1.0951

Tyco shares issued to BHS shareholders making an all stock election	1

Mixed cash/stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing mixed consideration or not making an election	7
Exchange ratio	0.7666

Tyco shares issued to BHS shareholders making a mixed election or not making an election	6

Total Tyco common shares issued	35

Tyco’s average common share price on May 14, 2010	$38.73

Total stock consideration	$1,362

Fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards(1)	$27

Total fair value of consideration transferred	$1,974

(1)

Represents the fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards attributable to pre-combination service issued to holders of these awards in the acquisition. The fair value was determined using the Black-Scholes model for stock option awards and Tyco’s closing stock price for the restricted and deferred stock unit awards. The fair value of outstanding BHS stock-based compensation awards that immediately vested at the effective time of the acquisition was attributed to pre-combination service and was included in the consideration transferred. In addition, there were certain BHS stock-based compensation awards that did not immediately vest upon completion of the acquisition. For those awards, the fair value attributed to post-combination service is being recognized as compensation expense over the requisite service period in the post-combination financial statements.

Fair Value Allocation of Consideration Transferred to Assets Acquired and Liabilities Assumed—The consideration transferred for BHS has been allocated to identifiable assets acquired and liabilities assumed as of the acquisition date. The following amounts represent the final determination of the fair value of the identifiable assets acquired and liabilities assumed ($ in millions):

Net current assets(1)	$78
Subscriber system assets	624
Other property and equipment	49
Contracts and related customer relationships (10-year weighted average useful life)	738
Other intangible assets (4-year weighted average useful life)	12
Net non-current liabilities(2)	(459)

Net assets acquired	1,042
Goodwill(3)	932

Purchase price	$1,974

(1)

As of the acquisition date, the fair value of accounts receivable approximated book value. Included in net current assets is $32 million of accounts receivable. The gross contractual amount receivable was approximately $35 million of which $3 million was not expected to be collected.

(2)	Included in net non-current liabilities is approximately $456 million of deferred tax liabilities.
(3)

The goodwill recognized is primarily related to expected synergies and other benefits that the Company believes will result from combining the operations of BHS with the operations of the Company. All of the goodwill has been allocated. None of the goodwill is expected to be deductible for tax purposes.

Actual BHS Financial Results—BHS actual results from the acquisition date, May 14, 2010, which are included in the Consolidated and Combined Statement of Operations for the fiscal year ended September 24, 2010 are as follows ($ in millions):

For the Year Ended September 24, 2010
Revenue	$193
Net loss	$(25)

Supplemental Pro Forma Financial Information (unaudited)—The supplemental pro forma financial information for the fiscal year ended September 24, 2010 is as follows ($ in millions):

For the Year Ended September 24, 2010
Revenue	$2,942
Net income	$263

The supplemental pro forma financial information is based on the historical financial information for the Company and BHS. The supplemental pro forma financial information for the period ended September 24, 2010 utilized BHS’ historical financial information for its fiscal fourth quarter ended December 31, 2009 and the pre- acquisition period from January 1, 2010 through the acquisition date. The supplemental pro forma financial information reflects primarily the following pro forma pre-tax adjustments:

•	Elimination of BHS historical intangible asset amortization and property and equipment depreciation expense;

•	Elimination of BHS historical deferred acquisition costs amortization;

•	Elimination of BHS historical deferred revenue amortization;

•	Additional amortization and depreciation expense related to the fair value of identifiable intangible assets and property and equipment acquired; and

•	All of the above pro forma adjustments were tax effected using a statutory tax rate of 39%.

The supplemental pro forma financial information for the year ended September 24, 2010 reflect the following non-recurring adjustments:

•	Direct acquisition costs primarily relating to advisory and legal fees and integration costs; and

•	Restructuring charges primarily related to employee severance and one-time benefit arrangements.

The supplemental pro forma financial information gives effect to the acquisition, but should not be considered indicative of the results that would have occurred in the periods presented above, nor are they indicative of future results. In addition, the supplemental pro forma financial information does not reflect the potential realization of cost savings relating to the integration of the two companies.

Acquisition and Integration Related Costs

During the year ended September 24, 2010, the Company incurred approximately $17 million of costs directly related to the acquisition of Broadview Security and recorded $14 million of restructuring expenses in conjunction with the acquisition of Broadview Security. These costs are reflected in selling, general and administrative expenses in the Company’s Consolidated and Combined Statement of Operations for the year ended September 24, 2010.

In addition, during the years ended September 28, 2012, September 30, 2011 and September 24, 2010, the Company incurred costs related to the integration of Broadview Security. A summary of the integration related costs and the line item presentation of these amounts in the Company’s Consolidated and Combined Statement of Operations is as follows ($ in millions):

	2012	2011	2010
Cost of revenue	$—	$2	$—
Selling, general and administrative expenses	14	26	18

Total integration related costs	$14	$28	$18